Property, Plant and Equipment - Schedule of Changes in Carrying Value of Property, Plant and Equipment (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Gross book value of assets retired	$ 234	$ 43